Changes in the Group structure - Divestment projects (Details) - USD ($) $ in Millions	Oct. 30, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Divestment projects
Assets classified as held for sale			$ 1,288	$ 1,364	$ 2,747
Liabilities directly associated with the assets classified as held for sale			795	$ 70	$ 1,106
Total E&P Deep Offshore Borneo B.V. | Block CA1
Divestment projects
Proportion of ownership interest in subsidiary	86.95%
UK non-core assets | Signed agreement subject to regulatory approvals
Divestment projects
Consideration for divestment of assets		$ 635
Assets classified as held for sale			449
Liabilities directly associated with the assets classified as held for sale			349
Total E&P Deep Offshore Borneo B.V. | Signed agreement subject to regulatory approvals
Divestment projects
Consideration for sale of interest in subsidiary	$ 300
Assets classified as held for sale			433
Liabilities directly associated with the assets classified as held for sale			$ 180